Investment Portfolioas of January 31, 2026 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 105.2%
Alabama 5.3%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	673,553
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,929,348
Alabama, State Highway Authority Revenue, 5.0%, 9/1/2028, INS: AG	550,000	588,178
Jefferson County, AL, Sewer Revenue, 5.0%, 10/1/2026	1,500,000	1,524,106
Southeast Alabama, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	1,365,000	1,421,716
		7,136,901
Alaska 2.5%
Alaska, General Obligation, Series A, 5.0%, 8/1/2027	1,000,000	1,040,618
Alaska, State Borough of Matanuska-Susitna AK Revenue, Department of Administration, Series B, 5.0%, 9/1/2032	2,000,000	2,278,197
		3,318,815
Arizona 1.6%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 5.0%, 2/1/2027	200,000	204,836
Arizona, Industrial Development Authority, Revenue Bonds, TWG Glendale LP, 5.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2045	550,000	553,089
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 4.125%, Mandatory Put 3/31/2026 @ 100, 9/1/2032	250,000	250,383
Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, HonorHealth Obligated Group, Series D, 5.0%, 12/1/2027	1,150,000	1,200,993
		2,209,301
California 6.6%
California, Los Angeles Department of Water & Power Power System Revenue, Series E, 5.0%, 7/1/2029	1,455,000	1,584,001
California, Municipal Finance Authority Revenue, PRS-California Obligated Group, Series B-2, 5.5%, 4/1/2029	2,000,000	2,000,358
California, Municipal Finance Authority, Aldersly Project, Series B-1, 4.0%, 11/15/2028	590,000	592,064
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0%, Mandatory Put 11/1/2026 @ 100, 5/1/2054	300,000	303,647
California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,090,581
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project, Series A, AMT, 5.0%, 6/30/2026	500,000	503,636
California, University Revenue:
Series AL-1, 2.8% (a), 2/2/2026	800,000	800,000
Series B-3, 3.125%, Mandatory Put 11/1/2026 @ 100, 11/1/2051	1,000,000	1,000,940
San Jose City, CA, Multi Family Housing Revenue, Allied 1510 Parkmoor LP, Series F-2, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,007,405
		8,882,632

Colorado 1.4%
Colorado, Housing and Finance Authority Revenue Bonds, “I”, Series C-2, 3.125%, 10/1/2027	1,830,000	1,846,233
Connecticut 0.8%
Connecticut, State Health & Educational Facilities Authority, Yale University, Series A-3, 2.95%, Mandatory Put 7/1/2027 @ 100, 7/1/2049	1,000,000	1,008,465
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program, Series C-1, 4.0%, 11/15/2047	50,000	50,182
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	45,000	45,152
		1,103,799
District of Columbia 0.7%
District of Columbia, Housing Finance Agency, ECD Edgewood Commons 5 LP, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,001,078
Florida 4.1%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	505,882
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 14.0% (b), Mandatory Put 7/15/2028 @ 109, 7/15/2032	500,000	180,000
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 3.75%, 5/1/2029	500,000	504,838
Highlands County, FL, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series D, 3.15% (a), 2/2/2026, SPA: PNC Bank NA	500,000	500,000
Miami-Dade County, FL, Housing Finance Authority, Rainbow Village Project, Series B, 3.55%, Mandatory Put 3/1/2028 @ 100, 3/1/2029	250,000	254,203
Miami-Dade County, FL, School Board of Miami-Dade County, Certificates of Participation, Series A, 5.0%, 5/1/2029	1,235,000	1,334,941
Miami-Dade County, FL, Water & Sewer System Revenue:
Series B, 5.0%, 10/1/2027	500,000	522,019
Series A, 5.0%, 10/1/2028	800,000	856,855
Venice City, FL, Southwest Florida Retirement Center, Inc. Obligated Group, Series B-3, 144A, 4.25%, 1/1/2030	900,000	902,509
		5,561,247
Georgia 2.8%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.6%, Mandatory Put 2/1/2030 @ 100, 11/1/2045	750,000	771,705
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	711,380
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series C, 4.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2050, GTY: Citigroup Global Markets	2,000,000	2,011,604
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875%, Mandatory Put 3/6/2026 @ 100, 10/1/2048	250,000	250,251
		3,744,940
Illinois 2.9%
Chicago, Midway International Airport Revenue, Series A, AMT, 5.0%, 1/1/2028	675,000	704,214
Chicago, O'Hare International Airport Revenue, Series D, 5.0%, 1/1/2028	400,000	419,377
Illinois, General Obligation, Series D, 5.0%, 11/1/2026	2,000,000	2,036,561
Illinois, State Finance Authority Revenue, Water Revolving Fund - Clean Water Program, Series C, 5.0%, 7/1/2030	640,000	711,934
		3,872,086

Indiana 1.5%
Indiana, Finance Authority Revenue, Ascension Health Credit Group, Series A-1, 5.0%, 11/15/2028	350,000	373,840
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 2.58% (c), Mandatory Put 3/1/2027 @ 100, 3/1/2039	640,000	637,501
Indiana, Local Public Improvement Bond Bank Revenue, Series D, 5.0%, 1/15/2028	1,000,000	1,050,397
		2,061,738
Kentucky 3.0%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	757,126
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	460,683	437,825
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,898,844
		4,093,795
Louisiana 1.5%
Louisiana, Parish of St. John The Baptist LA, Series A-1, 4.05%, Mandatory Put 7/1/2026 @ 100, 6/1/2037, GTY: ConocoPhillips	2,000,000	2,009,820
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025B, 5.0%, Mandatory Put 7/1/2031 @ 100, 7/1/2045	1,000,000	1,094,977
Massachusetts 2.4%
Massachusetts, State Development Finance Agency Revenue, Mass General Brigham, Inc., Series H, 5.0%, 7/1/2029 (d)	1,800,000	1,938,006
Massachusetts, State Development Finance Agency, GingerCare Living, Inc. Obligated Group, Series B-3, 144A, 4.75%, 12/1/2029	1,000,000	1,000,317
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 1.75% (a), 2/6/2026, LOC: TD Bank NA	250,000	250,000
		3,188,323
Michigan 7.1%
Michigan, Great Lakes Water Authority, Sewage Disposal System Revenue, Series A, 5.0%, 7/1/2027	2,250,000	2,334,727
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, Series C, SIFMA Municipal Swap Index + 0.75%, 3.03% (c), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,746,023
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-2, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,193,477
Michigan, State Finance Authority, Trinity Health Corp. Obligated Group, Series A, 5.0%, 12/1/2026	2,000,000	2,043,556
Michigan, State Hospital Finance Authority Revenue, Corewell Health Obligated Group, Series B, 5.0%, Mandatory Put 6/1/2032 @ 100, 8/15/2055	1,000,000	1,115,913
Michigan, State Housing Development Authority Revenue, Clark Road Family Ltd. Dividend Housing Association LP, 4.5%, Mandatory Put 4/1/2026 @ 100, 12/1/2042	1,150,000	1,153,197
		9,586,893
Mississippi 0.4%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	500,162

Missouri 0.8%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	830,202	764,807
Missouri, State Health & Educational Facilities Authority Revenue, CoxHealth Obligated Group, Series A, 5.0%, 11/15/2032	250,000	281,447
		1,046,254
Nebraska 0.8%
Nebraska, Central Plains Energy Project Revenue, Series A-1, 5.0%, Mandatory Put 8/1/2031 @ 100, 8/1/2055, GTY: Royal Bank of Canada	1,000,000	1,074,742
New Hampshire 0.3%
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	405,000	407,513
New Jersey 2.9%
Camden County, NJ, Multi Family Housing Revenue, Northgate I Apartments Project, 5.0%, Mandatory Put 3/1/2026 @ 100, 3/1/2027	1,000,000	1,001,781
New Jersey, State Economic Development Authority, Series SSS, 5.0%, 6/15/2026	1,500,000	1,515,173
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	195,140
New Jersey, State Turnpike Authority Revenue, Series C, 5.0%, 1/1/2031	1,000,000	1,122,404
		3,834,498
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	215,000	217,233
New York 11.4%
New York, Port Authority of New York & New Jersey Revenue:
Series 242, AMT, 5.0%, 12/1/2026	1,000,000	1,019,282
Series 249, AMT, 5.0%, 10/15/2032	1,250,000	1,406,270
New York, State Dormitory Authority Revenue, Series A, 5.0%, 10/1/2027, INS: AG	750,000	785,039
New York, State Dormitory Authority Revenue, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2027	1,000,000	1,030,998
New York, State Dormitory Authority Revenue, NYU Langone Hospitals Obligated Group, Series A, 5.0%, 7/1/2028	500,000	531,286
New York, State Housing Finance Agency Revenue, Series B-2, 3.6%, Mandatory Put 5/1/2029 @ 100, 11/1/2064	1,000,000	1,009,536
New York, Triborough Bridge & Tunnel Authority, Payroll Mobility Tax Revenue, Series A-2, 5.0%, 2/1/2029 (d)	2,000,000	2,156,196
New York City, NY, General Obligation, Series A, 5.0%, 8/1/2027	1,000,000	1,040,467
New York City, NY, Transitional Finance Authority Building Aid Revenue, Series S-2, 5.0%, 7/15/2032	1,250,000	1,452,264
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-5, 3.25% (a), 2/2/2026, SPA: U.S. Bank NA	2,000,000	2,000,000
Series C-4, 3.25% (a), 2/2/2026, SPA: JP Morgan Chase Bank NA	500,000	500,000
Series D-1, 5.0%, 11/1/2028	1,000,000	1,071,866
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	325,564
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2027	500,000	517,855
Series A, 5.0%, 9/1/2028	500,000	528,126
		15,374,749
North Carolina 3.7%
North Carolina, General Obligation, Series A, 5.0%, 6/1/2028 (d)	2,000,000	2,120,875

North Carolina, Housing Authority Revenue, BRAD Avenue Flats LLC, 2.95%, Mandatory Put 5/1/2028 @ 100, 5/1/2044	2,000,000	2,006,609
North Carolina, Revenue, Series B, 5.0%, 5/1/2028	750,000	795,931
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	65,000	65,249
		4,988,664
North Dakota 0.1%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	150,000	150,272
Ohio 0.9%
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2027	1,125,000	1,179,634
Oklahoma 2.3%
Oklahoma, State Industries Authority Revenue, Oklahoma City Public Schools Project, 5.0%, 4/1/2029	2,500,000	2,698,159
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2032	400,000	454,402
		3,152,561
Oregon 0.8%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 3.2% (a), 2/2/2026, LOC: TD Bank NA	1,100,000	1,100,000
Pennsylvania 6.8%
Dauphin County, PA, General Authority, OPMC Obligated Group, Series A, 5.0%, 6/1/2026	650,000	654,511
Luzerne County, PA, General Obligation, Series A, 5.0%, 12/15/2026, INS: AG	1,000,000	1,022,192
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,017,477
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series 2025-A, 5.0%, Mandatory Put 3/15/2032 @ 100, 3/15/2060	1,500,000	1,642,318
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management Inc., Series A-2, 4.6%, Mandatory Put 10/1/2026 @ 100, 10/1/2046, GTY: Waste Management Holdings	2,000,000	2,010,824
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	85,000	85,001
Series 122, AMT, 4.0%, 10/1/2046	780,000	780,634
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AG	875,000	934,863
		9,147,820
South Carolina 1.1%
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series B-2, 5.0%, Mandatory Put 11/1/2032 @ 100, 11/1/2049	500,000	560,188
South Carolina, State Jobs-Economic Development Authority Revenue, International Paper Co., Series A, AMT, 4.0%, Mandatory Put 4/1/2026 @ 100, 4/1/2033, GTY: International Paper Co.	850,000	851,018
		1,411,206
South Dakota 0.1%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	175,000	175,431
Texas 16.6%
Austin City, TX, General Obligation, 5.0%, 11/1/2032	1,500,000	1,742,228
Dallas City, TX, General Obligation, Series B, 5.0%, 2/15/2027	2,500,000	2,570,540

Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds, Series B, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2054	2,500,000	2,553,048
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Baylor College of Medicine Obligated Group, Series A, 5.0%, Mandatory Put 5/15/2032 @ 100, 11/15/2054	1,500,000	1,650,501
Harris County, TX, Toll Road Revenue, Series A, 5.0%, 8/15/2027	1,500,000	1,562,938
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2026, INS: AG	865,000	873,880
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.25%, 7/15/2027	500,000	510,641
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,761,420
New Hope, TX, Cultural Education Facilities Finance Corp. Revenue, Bella Vida Forefront Living Obligated Group, Series 2025-B3, 4.25%, 10/1/2030	1,000,000	1,000,553
San Antonio City, TX, Electric & Gas Systems Revenue:
Series A, 2.9%, Mandatory Put 12/1/2027 @ 100, 2/1/2055 (d)	1,000,000	1,000,767
Series A, 3.08%, Mandatory Put 12/1/2028 @ 100, 2/1/2055	900,000	908,280
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Baylor Scott & White Health Obligated Group, Series E, 5.0%, 11/15/2028 (d)	500,000	534,596
Texas, Dallas Fort Worth International Airport Revenue, Series A-2, AMT, 5.0%, Mandatory Put 11/1/2032 @ 100, 11/1/2050	1,250,000	1,381,653
Texas, Dallas Independent School District, General Obligation, Series A-4, 5.0%, Mandatory Put 2/15/2029 @ 100, 2/15/2055	1,000,000	1,071,669
Texas, Denton Independent School District, General Obligation, Series B2, 4.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2055	700,000	745,631
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	533,842
Texas, University of Texas Revenue, Financing System, Series A, 5.0%, 8/15/2028	1,750,000	1,870,328
		22,272,515
Utah 1.2%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2026	500,000	505,029
Utah, State Housing Corp. Revenue, Series C, 6.5%, 7/1/2055	985,000	1,134,579
		1,639,608
Virginia 3.4%
Halifax County, VA, Industrial Development Authority Revenue, Virginia Electric and Power Co., Series A, 3.8%, Mandatory Put 5/28/2027 @ 100, 12/1/2041	3,125,000	3,174,671
Virginia, Small Business Financing Authority Revenue Bond, Series B-1, 4.1%, 12/1/2030	370,000	384,964
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	1,025,169
		4,584,804
Washington 1.2%
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 2.53% (c), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	353,512
Washington, Energy Northwest Revenue, Bonneville Power Administration, Series B, 5.0%, 7/1/2027	500,000	519,539
Washington, Klickitat County Public Utility District No 1, Revenue Bonds, 5.0%, 12/1/2026, INS: AG	785,000	800,789
		1,673,840
West Virginia 0.8%
West Virginia, Economic Development Authority Revenue, Commercial Metals Co., AMT, 4.625%, Mandatory Put 5/15/2032 @ 100, 4/15/2055	1,000,000	1,023,330
Wisconsin 4.4%
Wisconsin, Public Finance Authority Revenue, Tax-Exempt Pooled Securities, “A”, Series 2024-2, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2059	1,624,796	1,634,031

Wisconsin, State General Obligation, Series 2025-2, 5.0%, 5/1/2027	2,000,000	2,069,261
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Health Corp Obligated Group, Series A, 5.0%, 12/1/2028 (d)	2,000,000	2,121,692
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	60,000	60,044
		5,885,028
Total Municipal Investments (Cost $140,850,464)		141,552,442

Government & Agency Obligations 0.6%
U.S. Treasury Obligations
U.S. Treasury Notes, 3.625%, 12/31/2030 (Cost $892,429)	900,000	892,898

	Shares	Value ($)

Open-End Investment Companies 1.2%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.37% (e) (Cost $1,568,131)	1,567,975	1,568,131

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $143,311,024)	107.0	144,013,471
Other Assets and Liabilities, Net	(7.0)	(9,440,440)
Net Assets	100.0	134,573,031
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of January 31,
2026. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Interest coupon payment as of July 15, 2025 has been deferred by the issuer.
(c)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	When-issued security.
(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$141,552,442	$—	$141,552,442
Government & Agency Obligations	—	892,898	—	892,898
Open-End Investment Companies	1,568,131	—	—	1,568,131
Total	$1,568,131	$142,445,340	$—	$144,013,471

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSTMBF-PH1